Business combinations (Details Narrative) SFr in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 01, 2021 USD ($) shares	Feb. 01, 2021 CHF (SFr) shares	Feb. 01, 2021 EUR (€) shares
Business Acquisition [Line Items]
Goodwill	$ 30,841,000	$ 30,841,000	$ 8,317,000	$ 8,317,000
Revenues		22,258,000	14,779,000	22,652,000
Net loss		24,094,000	28,907,000	$ (7,454,000)
arago Group
Business Acquisition [Line Items]
Total consideration paid					$ 22,253,087
Goodwill					165,160
Cash consideration					5,612,985	SFr 5,000
Total cash disbursement	2,325,847	2,325,847	$ 3,452,298		5,778,145
Revenues	4,600,000
Net loss	7,100,000
arago Group | Fair Value of the Convertible Loan
Business Acquisition [Line Items]
Goodwill					11,166,432
arago Group | Payment of Nominal Value of arago Shares
Business Acquisition [Line Items]
Goodwill					$ 165,160
Shares acquired | shares					136,072	136,072	136,072
arago Group | NCI Put Option
Business Acquisition [Line Items]
Goodwill					$ 10,922,000
arago Group | Goodwill at Acquisition
Business Acquisition [Line Items]
Goodwill	$ 22,524,411	$ 22,524,411			$ 24,031,436		€ 19,799,052